BRAZOS MUTUAL FUNDS

                Supplement to the Prospectus dated March 29, 2000
                          (Class Y and Class A Shares)

         On October 20, 2000, the Board of Trustees of Brazos Mutual Funds adopted a resolution to change the names of the following Portfolios: the Brazos Micro Cap Growth Portfolio to Brazos Micro Cap Portfolio, the Brazos Small Cap Growth Portfolio to Brazos Small Cap Portfolio, the Brazos Mid Cap Growth Portfolio to Brazos Mid Cap Portfolio and the Brazos Multi Cap Growth Portfolio to Brazos Multi Cap Portfolio. The name changes became effective on January 1, 2001. Accordingly, all references to "Brazos Micro Cap Growth Portfolio," "Brazos Small Cap Growth Portfolio," "Brazos Mid Cap Growth Portfolio" and "Brazos Multi Cap Growth Portfolio" in the Prospectus should be replaced with "Brazos Micro Cap Portfolio," "Brazos Small Cap Portfolio," "Brazos Mid Cap Portfolio" and "Brazos Multi Cap Portfolio," respectively.

         Under the section entitled "INVESTOR EXPENSES" on page 8 of the Prospectus, the information with respect to the Class Y and Class A shares of the Mid Cap Portfolio under the heading "ANNUAL PORTFOLIO OPERATING EXPENSES" should be replaced with the following:

-------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)                                    MID CAP                  MID CAP
                                                                   CLASS Y                  CLASS A
-------------------------------------------------------------------------------------------------------
Management fees                                                     0.75%                    0.75%
Distribution (12b-1) Fees(4)                                        None                     0.35%
Other Expenses                                                      0.45%                    0.45%
                                                                    -----                    -----

Total Annual Portfolio Operating Expenses                         1.20%(6)                 1.55%(7)
-------------------------------------------------------------------------------------------------------

         The third  sentence of  footnote 6 on page 9 should be  replaced  with:
"Nevertheless, JMIC has undertaken to cap the expense ratio set forth above should total operating expenses exceed 1.20%." The third sentence of footnote 7 on page 9 should be replaced with: "Nevertheless, JMIC has undertaken to cap the expense ratio set forth above should total operating expenses exceed 1.55%."

         The following should replace the information with respect to the Class Y and Class A shares of the Mid Cap Portfolio in the example following the first full paragraph on page 9:

--------------------------------------------------------------------------------------------------------
                        1 Year                3 Years              5 Years               10 Years
--------------------------------------------------------------------------------------------------------
Mid Cap
(Class Y)               $122                  $381                 $660                  $1,455
Mid Cap
(Class A)               $724                  $1,036               $1,371                $2,314
--------------------------------------------------------------------------------------------------------

         Under the section entitled "INVESTOR EXPENSES" on page 18 of the Prospectus, the information with respect to the Class Y and Class A shares of the Multi Cap Portfolio under the heading "ANNUAL PORTFOLIO OPERATING EXPENSES" should be replaced with the following:

--------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO  OPERATING  EXPENSES  (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)                                   MULTI CAP                MULTI CAP
                                                                   CLASS Y                  CLASS A
--------------------------------------------------------------------------------------------------------
Management fees                                                     0.75%                    0.75%
Distribution (12b-1) Fees(4)                                        None                     0.35%
Other Expenses                                                      1.09%                    1.09%
                                                                    -----                    -----

Total Annual Portfolio Operating Expenses                         1.84%(5)                 2.19%(6)
--------------------------------------------------------------------------------------------------------

         The first  sentence of  footnote 5 on page 18 should be replaced  with:
"JMIC currently reimburses fund expenses and waives advisory fees to the extent total operating expenses exceed 1.20% for Y shares." The third sentence of footnote 6 on page 18 should be replaced with: "Nevertheless, JMIC has undertaken to cap the expense ratio set forth above should total operating expenses exceed 1.55%."

         The following should replace the information with respect to the Class Y and Class A shares of the Multi Cap Portfolio in the example following the first full paragraph on page 18:

--------------------------------------------------------------------------------------------------------
                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
--------------------------------------------------------------------------------------------------------
MULTI CAP
--------------------------------------------------------------------------------------------------------
(CLASS Y)               $187                  $579                 $995                  $2,159
--------------------------------------------------------------------------------------------------------
(CLASS A)               $784                  $1,221               $1,682                $2,954
--------------------------------------------------------------------------------------------------------


Dated:   January 1, 2001